GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill (net of accumulated amortization) for the years ended December 31, 2015 and 2014 are as follows:

	LCD		CDD		Total
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Balance as of January 1	$2,988.9	$2,912.3	$110.5	$110.5	$3,099.4	$3,022.8
Goodwill acquired during the year	161.6	81.8	2,979.5	—	3,141.1	81.8
Foreign currency impact and other adjustments to goodwill	(12.8)	(5.2)	—	—	(12.8)	(5.2)
Balance at end of year	$3,137.7	$2,988.9	$3,090.0	$110.5	$6,227.7	$3,099.4

Components of identifiable intangible assets
The components of identifiable intangible assets are as follows:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$3,132.4	$(724.7)	$2,407.7	$1,361.6	$(606.8)	$754.8
Patents, licenses and technology	308.0	(146.3)	161.7	125.9	(95.9)	30.0
Non-compete agreements	51.0	(37.2)	13.8	45.6	(31.7)	13.9
Trade names	399.8	(115.4)	284.4	133.3	(91.6)	41.7
Favorable leases	5.5	(0.6)	4.9	—	—	—
Canadian licenses	451.0	—	451.0	635.4	—	635.4
	$4,347.7	$(1,024.2)	$3,323.5	$2,301.8	$(826.0)	$1,475.8

Acquired amortizable intangible assets and their respective weighted average amortization periods
A summary of amortizable intangible assets acquired during 2015, and their respective weighted average amortization periods are as follows:

	Amount	Weighted Average Amortization Period
Customer relationships	$1,855.0	29.2
Patents, licenses and technology	41.2	10.0
Non-compete agreements	4.3	4.9
Trade names	270.5	15.0
Favorable leases	5.5	8.0
	2,176.5	27.0